Submission	Mar. 26, 2026
Submission [Line Items]
Central Index Key	0001475457
Registrant Name	GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 1), LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A